Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Parenthetical) (Detail) - Discount rates [member]	Mar. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of decrease in the discount rate	0.50%
Percentage of increase in the discount rate	0.50%